Share-Based Payments - Bud Apac Share-Based Compensation Program (Detail) - Budweiser APAC [Member] - Share-Based Compensation Plan [member] Unit_pure in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure Of Share Based Compensation Program [Line Items]
Share-based compensation grant date fair value	8.8	4.1
Share-based compensation grant date fair value	$ 14	$ 13